PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.8%
Asset-Backed Securities 0.4%
Credit Cards
Chase Issuance Trust, Series 2024-A02, Class A	4.630%	01/15/31	100	$100,221
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	100	97,901

Total Asset-Backed Securities (cost $208,013)				198,122
Commercial Mortgage-Backed Securities 4.7%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A4	2.253	11/15/54	100	84,445
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	100	83,157
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	89	81,712
Benchmark Mortgage Trust,
Series 2020-B19, Class A3	1.787	09/15/53	175	161,705
Series 2020-B21, Class A4	1.704	12/17/53	100	83,738
Series 2021-B23, Class A4A1	1.823	02/15/54	200	165,048
Series 2021-B30, Class A4	2.329	11/15/54	150	126,043

BMO Mortgage Trust, Series 2022-C01, Class A4	3.119	02/17/55	150	133,207
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	85,813
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	15	14,844
Citigroup Commercial Mortgage Trust, Series 2017-P08, Class A3	3.203	09/15/50	75	72,168
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	46	45,681
Series 2016-DC02, Class A5	3.765	02/10/49	25	24,566

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	43	42,645
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	10	9,659
GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	86,313
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	119,932

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559%	08/15/49	12	$11,890
Series 2016-JP04, Class A3	3.393	12/15/49	125	121,244

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A3	3.077	03/15/48	47	46,487
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	123	119,047
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	191,323

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	160	154,212
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	121	117,887
Series 2017-C39, Class A3	2.878	09/15/50	100	95,982
Series 2020-C55, Class A4	2.474	02/15/53	125	110,769

Total Commercial Mortgage-Backed Securities (cost $2,664,668)				2,389,517
Corporate Bonds 28.9%
Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.700	02/01/27	20	18,873
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,683
Sr. Unsec’d. Notes	5.930	05/01/60	55	51,388
Sr. Unsec’d. Notes, 144A	6.298	05/01/29	100	103,603

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.400	01/15/27	50	50,778
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	20	18,358
RTX Corp., Sr. Unsec’d. Notes	4.125	11/16/28	10	9,783
				262,466
Agriculture 0.7%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	70	60,923
Gtd. Notes	4.700	04/02/27	70	69,858
Gtd. Notes	5.834	02/20/31	15	15,442
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.875	02/15/28	85	85,468

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Philip Morris International, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.125%	02/15/30	110	$111,273
Sr. Unsec’d. Notes	5.125	02/13/31	10	10,093
				353,057
Airlines 0.1%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	30	30,201
Auto Manufacturers 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.000	11/13/30	100	90,410
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	30	30,207
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	5.400	05/08/27	20	20,236
Sr. Unsec’d. Notes	5.550	07/15/29	30	30,405
Sr. Unsec’d. Notes	5.800	01/07/29	10	10,229
				181,487
Auto Parts & Equipment 0.0%
BorgWarner, Inc., Sr. Unsec’d. Notes	4.950	08/15/29	5	4,981
Banks 6.6%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	295	255,836
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	95	83,965
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	145	140,846

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	139,864
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	70	62,131
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	30	21,551
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	135	122,533
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	240	232,558

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	100	101,334

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Discover Bank, Sr. Unsec’d. Notes	4.650%	09/13/28	15	$14,743
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	10	10,439
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	80	66,634
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	215	210,063
Sr. Unsec’d. Notes	5.851(ff)	04/25/35	10	10,363

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.013(ff)	09/22/28	105	96,769
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	29	30,094
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	20	16,721
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	170	150,113
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	30	25,994
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	25	22,608
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	260	249,814
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	80	69,562
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	44	43,253
Sr. Unsec’d. Notes	4.946(ff)	10/22/35	45	44,120
Sr. Unsec’d. Notes	5.336(ff)	01/23/35	10	10,089

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	15	15,806
Morgan Stanley,
Sr. Unsec’d. Notes	5.123(ff)	02/01/29	130	131,073
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	35	29,308
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	150	123,705
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	195	161,222

PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.615(ff)	10/20/27	30	31,066
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	35	35,434
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	15	15,427

UBS Group AG (Switzerland), Sr. Unsec’d. Notes	4.550	04/17/26	100	99,621
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	53,267
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	40	40,276

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.572%(ff)	02/11/31	70	$61,996
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	235	213,068
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	140	142,711
				3,385,977
Beverages 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	185	177,980
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,900
Gtd. Notes	4.400	11/15/25	25	24,879
Sr. Unsec’d. Notes	2.250	08/01/31	40	33,690
				241,449
Biotechnology 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	110	106,211
Sr. Unsec’d. Notes	5.250	03/02/30	15	15,291
Sr. Unsec’d. Notes	5.750	03/02/63	20	20,005
				141,507
Building Materials 0.3%
Carrier Global Corp., Sr. Unsec’d. Notes	5.900	03/15/34	38	39,935
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	5.150	12/01/34	40	39,693
Owens Corning, Sr. Unsec’d. Notes	3.950	08/15/29	50	47,935
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	5	4,280
				131,843
Chemicals 0.7%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	95	94,944

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
DuPont de Nemours, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.319%	11/15/38	3	$3,098
Sr. Unsec’d. Notes	5.419	11/15/48	5	5,220

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	15	12,090
LYB International Finance BV, Gtd. Notes	4.875	03/15/44	10	8,842
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	5	3,762
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	95	95,624
Sr. Unsec’d. Notes	5.200	06/21/27	140	141,771
Sr. Unsec’d. Notes	5.250	01/15/45	10	9,379

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	10	8,630
				383,360
Commercial Services 0.3%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	10,023
Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/01/24	20	19,952
Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	15	10,554
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	6,696
Quanta Services, Inc., Sr. Unsec’d. Notes	4.750	08/09/27	20	19,951
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	3,396
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	9,293
University of Southern California,
Sr. Unsec’d. Notes	4.976	10/01/53	17	16,681
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,209

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524%	04/15/54	25	$19,230
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	28,215
				152,200
Computers 0.3%
Accenture Capital, Inc., Gtd. Notes	4.250	10/04/31	60	58,141
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	35	33,446
Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	55	48,337
				139,924
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32	55	45,667
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	40,426
				86,093
Electric 3.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.800	10/01/47	30	22,186
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	65	55,951

Alabama Power Co., Sr. Unsec’d. Notes	3.850	12/01/42	10	8,176
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	20	20,104
Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	25	21,044
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	35	28,948
Sr. Unsec’d. Notes	2.600	08/15/29	5	4,540
Sr. Unsec’d. Notes	3.750	05/15/46	15	11,285
Sr. Unsec’d. Notes	6.350	12/15/32	25	26,803

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Atlantic City Electric Co., First Mortgage	2.300%	03/15/31	10	$8,578
Commonwealth Edison Co., First Mortgage	4.600	08/15/43	40	35,836
Consumers Energy Co., First Mortgage	4.900	02/15/29	25	25,236
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	19,942
DTE Electric Co., First Mortgage	5.200	04/01/33	50	50,767
DTE Energy Co., Sr. Unsec’d. Notes	4.950	07/01/27	35	35,192
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	13,113
First Ref. Mortgage	4.000	09/30/42	35	29,094
Duke Energy Florida LLC,
First Mortgage	5.875	11/15/33	85	90,095
First Mortgage	6.350	09/15/37	31	33,684

Entergy Texas, Inc., First Mortgage	1.750	03/15/31	30	24,919
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B	3.900	07/15/27	165	161,058
Sr. Unsec’d. Notes, Series C	4.850	07/15/47	40	35,180
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	30	24,408
First Mortgage	5.150	06/15/29	65	66,275
First Mortgage	5.250	02/01/41	25	24,724

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	6,780
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Sec’d. Notes	5.078	10/01/54	40	39,225
Nevada Power Co.,
General Ref. Mortgage, Series N	6.650	04/01/36	30	32,812
General Ref. Mortgage, Series R	6.750	07/01/37	10	11,212
Pacific Gas & Electric Co.,
First Mortgage	4.000	12/01/46	40	30,270
First Mortgage	4.500	07/01/40	100	86,699
PacifiCorp,
First Mortgage	2.700	09/15/30	25	22,113

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
PacifiCorp, (cont’d.)
First Mortgage	4.125%	01/15/49	60	$47,269
First Mortgage	5.250	06/15/35	45	44,532
First Mortgage	6.350	07/15/38	15	15,927
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	12,733
First Mortgage	4.150	10/01/45	20	16,876
First Mortgage	4.850	02/15/34	5	4,948
First Mortgage	6.250	05/15/39	20	21,708

Public Service Co. of Colorado, First Mortgage	5.250	04/01/53	45	43,067
Public Service Co. of New Hampshire, First Mortgage	5.350	10/01/33	45	46,331
Public Service Electric & Gas Co.,
First Ref. Mortgage, MTN	3.950	05/01/42	10	8,338
Sec’d. Notes, MTN	4.650	03/15/33	35	34,366

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.450	11/15/31	30	25,546
Puget Energy, Inc., Sr. Sec’d. Notes	4.100	06/15/30	40	37,459
San Diego Gas & Electric Co., First Mortgage, Series RRR	3.750	06/01/47	5	3,845
Sempra, Sr. Unsec’d. Notes	4.000	02/01/48	15	11,732
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	25	19,940
First Ref. Mortgage	4.650	10/01/43	40	35,906
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes	5.050	08/15/34	8	7,945
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	21,027
				1,565,744
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	45	35,954
Gtd. Notes	5.141	03/15/52	20	15,062
				51,016

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 0.4%
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	25	$20,951
Kroger Co. (The), Sr. Unsec’d. Notes	4.700	08/15/26	110	110,331
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	10	9,030
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	3.550	06/02/27	25	24,261
Sr. Unsec’d. Notes	5.700	03/15/34	35	35,706
				200,279
Gas 0.5%
NiSource, Inc., Sr. Unsec’d. Notes	5.250	02/15/43	15	14,467
Southern California Gas Co.,
First Mortgage	5.050	09/01/34	25	24,930
Sr. Unsec’d. Notes	2.950	04/15/27	235	226,114
				265,511
Healthcare-Products 0.1%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300	03/12/31	20	17,152
Stryker Corp., Sr. Unsec’d. Notes	3.375	11/01/25	10	9,890
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	10	7,239
				34,281
Healthcare-Services 1.8%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	11,142
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,488
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	13,551
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	25,377

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Children’s Health System of Texas, Unsec’d. Notes	2.511%	08/15/50	10	$6,215
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	8,519
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	50	49,111
Gtd. Notes	4.900	12/15/48	15	13,297

CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	50	50,283
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	38,842
Sr. Unsec’d. Notes	4.625	05/15/42	50	44,135
Sr. Unsec’d. Notes	5.150	06/15/29	25	25,276

Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	50	36,529
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	29,138
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	6,864

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	16,200
Mount Sinai Hospital (The), Sec’d. Notes, Series 2019	3.737	07/01/49	10	6,619
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	37,995
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	13,232
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	25,149
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,800
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,622
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	8,947
Unsec’d. Notes, Series H	2.746	10/01/26	30	28,866

Sentara Health, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	9,994
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	20,538
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	12,109

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Sutter Health, Unsec’d. Notes, Series 2018	4.091%	08/15/48	15	$12,517
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	35	26,130
Sr. Unsec’d. Notes	4.500	04/15/33	120	116,036
Sr. Unsec’d. Notes	4.800	01/15/30	120	120,458
Sr. Unsec’d. Notes	5.150	07/15/34	60	60,464

UPMC, Sec’d. Notes	5.035	05/15/33	25	24,850
				920,293
Home Builders 0.2%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	130	129,927
Insurance 1.6%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	260	255,739
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	15	16,113
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	24,090
Sr. Unsec’d. Notes	5.125	02/15/34	5	4,947

Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	95	86,840
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	50	34,555
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	4.850	04/17/28	65	64,676
Sr. Unsec’d. Notes	6.000	12/07/33	95	97,684
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	4,543
Sr. Unsec’d. Notes	3.400	01/15/31	60	54,298

Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	13,799

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Markel Group, Inc., Sr. Unsec’d. Notes	4.300%	11/01/47	15	$11,986
Unum Group, Sr. Unsec’d. Notes	4.000	06/15/29	140	134,579
				803,849
Iron/Steel 0.0%
Nucor Corp., Sr. Unsec’d. Notes	3.950	05/01/28	25	24,446
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	5.350	03/15/35	25	24,874
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	30	29,298
				54,172
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	8,485
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	40	40,138
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	70	68,253
Gtd. Notes	5.611	03/11/34	5	5,139
				122,015
Media 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	20	17,803
Sr. Sec’d. Notes	6.484	10/23/45	75	70,996
Comcast Corp.,
Gtd. Notes	3.750	04/01/40	10	8,257
Gtd. Notes	5.500	05/15/64	50	48,715

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Discovery Communications LLC, Gtd. Notes	4.125%	05/15/29	20	$18,610
				164,381
Mining 1.0%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700	05/30/41	80	80,991
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.250	09/08/33	100	101,672
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	20	19,463
Gtd. Notes	4.375	08/01/28	50	48,732
Gtd. Notes	5.400	11/14/34	25	25,011
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27	60	59,526
Sr. Unsec’d. Notes	6.250	07/15/33	50	52,992
Newmont Corp.,
Gtd. Notes	2.800	10/01/29	70	64,079
Gtd. Notes	5.450	06/09/44	25	24,693

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	25	25,429
				502,588
Miscellaneous Manufacturing 0.4%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	45	37,226
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	100	97,352
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	45	38,329
Sr. Unsec’d. Notes	3.000	06/01/30	25	22,604
				195,511

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.276%	12/01/28	30	$27,943
Gtd. Notes	5.100	03/01/30	25	24,825
				52,768
Oil & Gas 0.6%
BP Capital Markets America, Inc., Gtd. Notes	4.893	09/11/33	20	19,675
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	2.650	01/15/32	90	75,292
Sr. Unsec’d. Notes	3.750	02/15/52	15	10,649

ConocoPhillips Co., Gtd. Notes	5.050	09/15/33	35	35,159
Diamondback Energy, Inc.,
Gtd. Notes	5.400	04/18/34	20	19,956
Gtd. Notes	6.250	03/15/33	60	63,222

Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	20	15,492
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	15	12,645
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.200	08/01/29	5	4,982
Sr. Unsec’d. Notes	5.550	10/01/34	5	4,922

Phillips 66 Co., Gtd. Notes	4.900	10/01/46	25	21,799
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30	20	17,047
TotalEnergies Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	22,905
				323,745
Packaging & Containers 0.1%
Berry Global, Inc., Sr. Sec’d. Notes	5.500	04/15/28	35	35,421
Pharmaceuticals 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	30	26,322

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.550%	03/15/35	45	$43,256
Sr. Unsec’d. Notes	4.700	05/14/45	45	41,255
CVS Health Corp.,
Sr. Unsec’d. Notes	1.875	02/28/31	60	48,750
Sr. Unsec’d. Notes	4.780	03/25/38	45	40,083
Sr. Unsec’d. Notes	5.125	07/20/45	25	21,888

Eli Lilly & Co., Sr. Unsec’d. Notes	4.600	08/14/34	70	68,447
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	43	42,291
Viatris, Inc.,
Gtd. Notes	2.300	06/22/27	170	158,521
Gtd. Notes	3.850	06/22/40	50	37,412
				528,225
Pipelines 2.6%
Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	55	54,207
Sr. Unsec’d. Notes	4.200	04/15/27	160	157,735
Sr. Unsec’d. Notes	4.750	01/15/26	40	39,940
Sr. Unsec’d. Notes	5.300	04/15/47	10	8,980
Sr. Unsec’d. Notes	6.125	12/15/45	60	59,863
Sr. Unsec’d. Notes	6.550	12/01/33	20	21,467
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,766

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	20	18,332
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	150	131,972
Sr. Unsec’d. Notes	4.250	12/01/27	90	88,510
Sr. Unsec’d. Notes	4.500	04/15/38	30	26,574

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	25	24,503
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	55	50,004
Gtd. Notes	3.400	09/01/29	75	69,917
Gtd. Notes	6.050	09/01/33	115	119,544
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	20	18,379

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp., (cont’d.)
Gtd. Notes	5.500%	02/15/35	52	$51,857
Gtd. Notes	6.125	03/15/33	25	26,124
Gtd. Notes	6.150	03/01/29	90	93,965
Gtd. Notes	6.500	02/15/53	5	5,369
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	110	100,460
Sr. Unsec’d. Notes	4.600	03/15/48	10	8,555
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	50	48,812
Sr. Unsec’d. Notes	4.800	11/15/29	55	54,659
Sr. Unsec’d. Notes	5.100	09/15/45	10	9,150
Sr. Unsec’d. Notes	5.800	11/15/43	10	9,905
				1,309,549
Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.700	07/01/30	65	63,822
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.250	04/01/28	135	122,967
Sr. Unsec’d. Notes	2.500	08/16/31	45	38,075
Sr. Unsec’d. Notes	3.900	03/15/27	25	24,368
Sr. Unsec’d. Notes	4.125	06/15/26	50	49,333
Sr. Unsec’d. Notes	5.750	02/15/35	5	5,105

COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	30	24,327
CubeSmart LP, Gtd. Notes	2.250	12/15/28	20	18,062
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	13,555
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	10	8,634
Gtd. Notes	5.750	06/01/28	35	35,521

Healthpeak OP LLC, Gtd. Notes	3.000	01/15/30	20	18,248
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	5.700	07/01/34	10	9,988
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	12,783

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty OP LLC,
Gtd. Notes	1.900%	03/01/28	60	$54,651
Gtd. Notes	3.200	04/01/32	25	22,110
Realty Income Corp.,
Sr. Unsec’d. Notes	2.700	02/15/32	25	21,430
Sr. Unsec’d. Notes	3.100	12/15/29	95	87,557
Sr. Unsec’d. Notes	3.400	01/15/28	20	19,267
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	17,997
Sr. Unsec’d. Notes	3.500	09/01/25	5	4,952

Sun Communities Operating LP, Gtd. Notes	5.500	01/15/29	145	146,360
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	25	24,768
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	10	9,626
WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31	35	29,897
				883,403
Retail 0.3%
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28	55	57,864
Ferguson Enterprises, Inc., Gtd. Notes	5.000	10/03/34	15	14,551
Genuine Parts Co., Sr. Unsec’d. Notes	4.950	08/15/29	55	54,610
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.900	06/15/47	20	16,140
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	19,305
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	15	12,385
				174,855
Semiconductors 0.6%
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	10	7,849

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
Broadcom, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.150%	02/15/28	40	$39,272
Sr. Unsec’d. Notes	5.050	07/12/27	50	50,489
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	67	59,103
Sr. Unsec’d. Notes, 144A	3.469	04/15/34	60	52,367
Sr. Unsec’d. Notes, 144A	4.000	04/15/29	75	72,293

Intel Corp., Sr. Unsec’d. Notes	5.900	02/10/63	10	9,461
				290,834
Software 0.2%
Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,613
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	60	57,505
Sr. Unsec’d. Notes	3.600	04/01/50	5	3,603

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	25	20,881
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,746
Sr. Unsec’d. Notes(a)	3.700	04/01/29	25	23,956
				120,304
Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	40	32,564
Sr. Unsec’d. Notes	3.500	06/01/41	120	94,250
Sr. Unsec’d. Notes	3.550	09/15/55	55	38,183

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	35	35,446
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	70	69,389
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	10	7,342
Gtd. Notes	3.875	04/15/30	115	109,241
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	25	20,860

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.400%	03/22/41	55	$42,588
Sr. Unsec’d. Notes	4.016	12/03/29	45	43,277
				493,140
Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	4.100	03/15/44	10	8,435
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,488
Sr. Unsec’d. Notes	3.600	09/15/37	10	8,568
				31,491

Total Corporate Bonds (cost $15,401,788)				14,772,293
Municipal Bonds 0.6%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	32,796
California 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49	35	38,140
Regents of the University of California Medical Center Pooled Revenue, Taxable, Revenue Bonds, Series Q	4.563	05/15/53	15	13,402
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	36,223
				87,765
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	24	23,394

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384%	12/01/40	15	$12,292
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	18,253
Taxable, Revenue Bonds, Sustainability Bond, Series B	3.504	04/01/52	15	11,669
				42,214
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	45	53,029
New York 0.1%
City of New York, Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	15	14,854
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	13,272
				28,126
Ohio 0.0%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	4,111
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	15	13,489
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	9,482
				27,082
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	25,510

Total Municipal Bonds (cost $392,180)				319,916
Sovereign Bonds 1.3%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41	40	45,700
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	193,188

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500%	04/22/29	200	$193,375
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	26	20,644

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	32	27,760
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750	01/14/31	100	115,750
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.500	03/18/54	40	38,608

Total Sovereign Bonds (cost $693,191)				635,025
U.S. Government Agency Obligations 25.6%
Federal Farm Credit Bank	1.480	11/26/32	30	23,565
Federal Farm Credit Bank	2.350	03/10/36	30	22,958
Federal Home Loan Bank	1.250	07/23/30	60	50,053
Federal Home Loan Bank	2.090	02/22/36	30	22,463
Federal Home Loan Bank	4.250	09/10/32	20	19,677
Federal Home Loan Mortgage Corp.	1.500	09/01/36	51	44,132
Federal Home Loan Mortgage Corp.	1.500	01/01/37	25	21,444
Federal Home Loan Mortgage Corp.	1.500	10/01/50	189	143,536
Federal Home Loan Mortgage Corp.	2.000	01/01/32	20	19,069
Federal Home Loan Mortgage Corp.	2.000	12/01/50	357	285,134
Federal Home Loan Mortgage Corp.	2.000	05/01/51	420	335,307
Federal Home Loan Mortgage Corp.	2.500	07/01/31	49	46,087
Federal Home Loan Mortgage Corp.	2.500	10/01/51	282	236,842
Federal Home Loan Mortgage Corp.	3.000	02/01/32	16	14,904
Federal Home Loan Mortgage Corp.	3.000	02/01/32	17	16,219
Federal Home Loan Mortgage Corp.	3.000	01/01/37	7	6,341
Federal Home Loan Mortgage Corp.	3.000	12/01/37	9	8,710
Federal Home Loan Mortgage Corp.	3.000	12/01/42	70	62,766
Federal Home Loan Mortgage Corp.	3.000	11/01/46	20	17,500
Federal Home Loan Mortgage Corp.	3.000	01/01/47	129	113,463
Federal Home Loan Mortgage Corp.	3.000	03/01/47	89	78,015
Federal Home Loan Mortgage Corp.	3.000	12/01/47	50	43,695
Federal Home Loan Mortgage Corp.	3.500	11/01/37	11	10,316
Federal Home Loan Mortgage Corp.	3.500	06/01/42	18	16,156
Federal Home Loan Mortgage Corp.	3.500	04/01/46	22	19,737
Federal Home Loan Mortgage Corp.	3.500	11/01/47	29	26,714
Federal Home Loan Mortgage Corp.	3.500	11/01/47	37	33,680

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	02/01/48	107	$97,088
Federal Home Loan Mortgage Corp.	3.500	05/01/52	251	224,205
Federal Home Loan Mortgage Corp.	4.000	10/01/45	19	18,266
Federal Home Loan Mortgage Corp.	4.000	05/01/46	39	36,803
Federal Home Loan Mortgage Corp.	4.000	03/01/47	20	18,319
Federal Home Loan Mortgage Corp.	4.000	01/01/48	26	24,782
Federal Home Loan Mortgage Corp.	4.500	07/01/47	40	38,323
Federal Home Loan Mortgage Corp.	4.500	12/01/48	10	9,313
Federal Home Loan Mortgage Corp.	6.000	01/01/53	246	247,276
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	28,337
Federal Home Loan Mortgage Corp., MTN	1.220	08/19/30	25	20,765
Federal National Mortgage Assoc., Unsec’d. Notes	0.500	11/07/25	30	28,870
Federal National Mortgage Assoc.	0.500	06/17/25	50	48,801
Federal National Mortgage Assoc.	0.875	08/05/30	10	8,287
Federal National Mortgage Assoc.	1.500	10/01/50	200	151,422
Federal National Mortgage Assoc.	1.500	11/01/50	203	153,409
Federal National Mortgage Assoc.	2.000	05/01/36	427	381,910
Federal National Mortgage Assoc.	2.000	07/01/40	148	125,958
Federal National Mortgage Assoc.	2.000	01/01/41	348	294,309
Federal National Mortgage Assoc.	2.000	05/01/41	358	301,698
Federal National Mortgage Assoc.	2.000	09/01/50	269	214,644
Federal National Mortgage Assoc.	2.000	12/01/50	141	113,782
Federal National Mortgage Assoc.	2.000	01/01/51	255	204,069
Federal National Mortgage Assoc.	2.000	03/01/51	117	92,839
Federal National Mortgage Assoc.	2.000	05/01/51	143	113,537
Federal National Mortgage Assoc.	2.500	06/01/28	30	29,437
Federal National Mortgage Assoc.	2.500	01/01/32	50	47,628
Federal National Mortgage Assoc.	2.500	09/01/35	47	43,086
Federal National Mortgage Assoc.	2.500	02/01/43	27	23,209
Federal National Mortgage Assoc.	2.500	09/01/46	27	23,183
Federal National Mortgage Assoc.	2.500	09/01/46	47	39,667
Federal National Mortgage Assoc.	2.500	05/01/50	150	126,129
Federal National Mortgage Assoc.	2.500	08/01/50	185	154,682
Federal National Mortgage Assoc.	2.500	10/01/50	484	402,414
Federal National Mortgage Assoc.	2.500	04/01/51	351	292,679
Federal National Mortgage Assoc.	2.500	05/01/51	206	171,402
Federal National Mortgage Assoc.	2.500	08/01/51	89	74,311
Federal National Mortgage Assoc.	2.500	11/01/51	381	315,830
Federal National Mortgage Assoc.	3.000	TBA	250	215,275
Federal National Mortgage Assoc.	3.000	11/01/28	22	21,061
Federal National Mortgage Assoc.	3.000	01/01/30	48	46,649
Federal National Mortgage Assoc.	3.000	12/01/36	21	19,241

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	10/01/42	13	$11,146
Federal National Mortgage Assoc.	3.000	12/01/42	78	69,651
Federal National Mortgage Assoc.	3.000	02/01/43	151	134,399
Federal National Mortgage Assoc.	3.000	04/01/43	40	35,814
Federal National Mortgage Assoc.	3.000	08/01/43	112	100,196
Federal National Mortgage Assoc.	3.000	01/01/47	133	116,698
Federal National Mortgage Assoc.	3.000	02/01/47	90	78,516
Federal National Mortgage Assoc.	3.000	01/01/50	251	220,015
Federal National Mortgage Assoc.	3.000	11/01/50	96	83,800
Federal National Mortgage Assoc.	3.500	08/01/31	20	19,488
Federal National Mortgage Assoc.	3.500	10/01/32	9	8,332
Federal National Mortgage Assoc.	3.500	06/01/33	12	11,969
Federal National Mortgage Assoc.	3.500	01/01/42	54	49,502
Federal National Mortgage Assoc.	3.500	03/01/42	56	51,689
Federal National Mortgage Assoc.	3.500	10/01/42	154	141,541
Federal National Mortgage Assoc.	3.500	11/01/42	38	34,435
Federal National Mortgage Assoc.	3.500	08/01/43	50	46,058
Federal National Mortgage Assoc.	3.500	03/01/45	85	77,674
Federal National Mortgage Assoc.	3.500	01/01/46	16	14,963
Federal National Mortgage Assoc.	3.500	12/01/46	167	152,020
Federal National Mortgage Assoc.	3.500	01/01/47	35	31,944
Federal National Mortgage Assoc.	3.500	09/01/47	52	47,791
Federal National Mortgage Assoc.	4.000	01/01/41	99	94,494
Federal National Mortgage Assoc.	4.000	04/01/41	52	49,080
Federal National Mortgage Assoc.	4.000	02/01/47	50	46,442
Federal National Mortgage Assoc.	4.000	04/01/48	89	83,618
Federal National Mortgage Assoc.	4.000	03/01/49	171	159,751
Federal National Mortgage Assoc.	4.000	04/01/52	198	182,612
Federal National Mortgage Assoc.	4.336(s)	03/17/31	50	37,346
Federal National Mortgage Assoc.	4.500	03/01/41	49	47,698
Federal National Mortgage Assoc.	4.500	02/01/44	43	41,545
Federal National Mortgage Assoc.	4.500	01/01/45	47	46,079
Federal National Mortgage Assoc.	4.500	04/01/48	26	24,832
Federal National Mortgage Assoc.	4.500	05/01/48	8	7,714
Federal National Mortgage Assoc.	4.500	08/01/48	10	9,641
Federal National Mortgage Assoc.	4.500	02/01/49	8	7,857
Federal National Mortgage Assoc.	4.500	06/01/52	97	92,338
Federal National Mortgage Assoc.	4.500	09/01/52	500	475,204
Federal National Mortgage Assoc.	5.000	TBA	250	242,839
Federal National Mortgage Assoc.	5.000	11/01/35	61	60,963
Federal National Mortgage Assoc.	5.000	06/01/40	13	12,649
Federal National Mortgage Assoc.	5.000	03/01/42	25	24,599

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/52	319	$317,434
Federal National Mortgage Assoc.	5.500	02/01/53	250	248,162
Federal National Mortgage Assoc.	6.000	08/01/53	77	77,769
Federal National Mortgage Assoc.	6.625	11/15/30	40	44,899
Government National Mortgage Assoc.	2.000	12/20/50	449	367,067
Government National Mortgage Assoc.	2.500	03/20/43	6	5,396
Government National Mortgage Assoc.	2.500	12/20/46	11	9,200
Government National Mortgage Assoc.	2.500	05/20/51	443	375,432
Government National Mortgage Assoc.	2.500	10/20/51	77	65,485
Government National Mortgage Assoc.	3.000	01/20/43	56	49,959
Government National Mortgage Assoc.	3.000	04/20/45	22	19,674
Government National Mortgage Assoc.	3.000	07/20/46	39	34,674
Government National Mortgage Assoc.	3.000	09/20/46	40	35,187
Government National Mortgage Assoc.	3.000	03/20/49	45	40,101
Government National Mortgage Assoc.	3.000	06/20/51	77	67,593
Government National Mortgage Assoc.	3.000	08/20/51	197	172,697
Government National Mortgage Assoc.	3.500	12/20/42	112	103,292
Government National Mortgage Assoc.	3.500	01/20/44	31	28,225
Government National Mortgage Assoc.	3.500	04/20/45	16	14,882
Government National Mortgage Assoc.	3.500	07/20/46	70	64,288
Government National Mortgage Assoc.	3.500	08/20/46	107	98,285
Government National Mortgage Assoc.	3.500	09/20/46	17	15,106
Government National Mortgage Assoc.	3.500	07/20/47	45	41,106
Government National Mortgage Assoc.	3.500	11/20/47	30	27,174
Government National Mortgage Assoc.	4.000	12/20/45	48	45,938
Government National Mortgage Assoc.	4.000	10/20/46	3	2,646
Government National Mortgage Assoc.	4.000	03/20/47	23	21,260
Government National Mortgage Assoc.	4.000	07/20/47	28	26,499
Government National Mortgage Assoc.	4.000	09/20/47	74	69,473
Government National Mortgage Assoc.	4.000	03/20/49	12	10,840
Government National Mortgage Assoc.	4.000	03/20/52	144	133,644
Government National Mortgage Assoc.	4.500	04/20/41	10	9,638
Government National Mortgage Assoc.	4.500	03/20/44	26	25,237
Government National Mortgage Assoc.	4.500	12/20/44	24	22,997
Government National Mortgage Assoc.	4.500	11/20/46	12	11,779
Government National Mortgage Assoc.	4.500	01/20/47	4	3,699
Government National Mortgage Assoc.	4.500	08/20/52	254	243,159
Government National Mortgage Assoc.	5.000	04/20/45	19	18,945
Government National Mortgage Assoc.	5.500	12/15/33	7	6,760
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	24,501

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.375%	08/01/34	25	$24,634
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	5	3,068

Total U.S. Government Agency Obligations (cost $14,584,927)				13,094,124
U.S. Treasury Obligations 36.3%
U.S. Treasury Bonds	1.250	05/15/50	230	115,539
U.S. Treasury Bonds	1.375	11/15/40	480	308,025
U.S. Treasury Bonds	1.750	08/15/41	565	378,857
U.S. Treasury Bonds	2.000	02/15/50	650	398,734
U.S. Treasury Bonds	2.250	05/15/41	765	562,036
U.S. Treasury Bonds	2.250	08/15/49	1,300	847,438
U.S. Treasury Bonds	2.375	05/15/51	225	149,484
U.S. Treasury Bonds	3.000	11/15/44	140	110,294
U.S. Treasury Bonds	3.625	08/15/43	980	859,950
U.S. Treasury Bonds	4.000	11/15/52	1,005	923,344
U.S. Treasury Bonds	4.625	05/15/54	268	274,239
U.S. Treasury Bonds	4.750	11/15/53	217	226,256
U.S. Treasury Notes	0.500	10/31/27	390	350,360
U.S. Treasury Notes	0.750	05/31/26	900	852,680
U.S. Treasury Notes	1.250	11/30/26	1,590	1,498,699
U.S. Treasury Notes	1.500	11/30/28	1,906	1,716,737
U.S. Treasury Notes	2.750	07/31/27	775	747,330
U.S. Treasury Notes	2.750	08/15/32	460	414,575
U.S. Treasury Notes	2.875	05/15/28	520	498,184
U.S. Treasury Notes	3.500	09/30/26	580	572,954
U.S. Treasury Notes	3.625	09/30/31	300	289,313
U.S. Treasury Notes	3.875	08/15/33	940	912,975
U.S. Treasury Notes	3.875	08/15/34	140	135,450
U.S. Treasury Notes	4.000	01/15/27	905	902,243
U.S. Treasury Notes	4.125	10/31/29	150	149,859
U.S. Treasury Notes	4.250	12/31/25	310	309,806
U.S. Treasury Notes	4.250	02/28/31	1,135	1,137,217
U.S. Treasury Notes	4.375	07/15/27	740	744,625
U.S. Treasury Notes	4.625	10/15/26	455	458,892
U.S. Treasury Notes	4.750	07/31/25	1,450	1,453,568
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	8,884
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	92,804
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	15,762
U.S. Treasury Strips Coupon	3.621(s)	05/15/44	295	115,534
U.S. Treasury Strips Coupon	4.398(s)	08/15/42	90	38,320

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	4.542%(s)	02/15/42	15	$6,564

Total U.S. Treasury Obligations (cost $18,730,587)				18,577,531

Total Long-Term Investments (cost $52,675,354)				49,986,528

	Shares
Short-Term Investments 19.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	9,972,499	9,972,499
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $4,926; includes $4,925 of cash collateral for securities on loan)(b)(wb)	4,928	4,926

Total Short-Term Investments (cost $9,977,425)		9,977,425

TOTAL INVESTMENTS 117.3% (cost $62,652,779)		59,963,953
Liabilities in excess of other assets (17.3)%		(8,825,516)

Net Assets 100.0%		$51,138,437

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
UBS—UBS Securities LLC

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,817; cash collateral of $4,925 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

PGIM Core Conservative Bond Fund

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).